Schedule of Investments
Invesco Municipal Strategic Income ETF (IMSI)
January 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.39%
Alabama-2.99%
Black Belt Energy Gas District (The), Series 2022 C-1, RB(a)	5.25%	06/01/2029	$500	$533,387
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining), Series 2019 A, Ref. IDR(b)	4.50%	05/01/2032	389	379,579
				912,966
Arizona-3.23%
Chandler (City of), AZ Industrial Development Authority (Intel Corp.), Series 2007, RB(a)(c)	4.10%	06/15/2028	500	505,830
Pima (County of), AZ Industrial Development Authority (American Leadership Academy), Series 2022, Ref. RB(b)	4.00%	06/15/2031	500	478,991
				984,821
Arkansas-1.69%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds), Series 2023, RB(c)	5.70%	05/01/2053	500	515,804
California-9.82%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023, RB(a)	5.00%	08/01/2029	1,000	1,056,741
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.), Series 2023, RB(b)(c)	5.00%	07/01/2038	500	530,422
California (State of) Public Finance Authority (Enso Village) (Green Bonds), Series 2021, RB(b)	5.00%	11/15/2036	500	452,434
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2034	500	504,057
California County Tobacco Securitization Agency, Series 2020 A, Ref. RB	5.00%	06/01/2024	450	452,317
				2,995,971
Colorado-1.61%
Centerra Metropolitan District No. 1 (In the City of Loveland), Series 2017, RB(b)	5.00%	12/01/2037	500	489,920
District of Columbia-1.75%
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB(c)	5.00%	10/01/2037	500	534,332
Florida-4.93%
Lee Memorial Health System, Series 2019 A-1, Ref. RB	4.00%	04/01/2037	1,000	1,004,200
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	500	500,105
				1,504,305
Illinois-6.53%
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	4.00%	01/01/2035	500	510,741
Chicago (City of), IL Board of Education, Series 2012 B, Ref. GO Bonds	5.00%	12/01/2033	500	500,009
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	445	450,100
Illinois (State of) Finance Authority (Uchicago Medicine), Series 2022 B-2, RB(a)	5.00%	08/15/2027	500	532,054
				1,992,904
Indiana-2.47%
Indiana (State of) Finance Authority (United States Steel Corp.), Series 2021 A, Ref. RB	4.13%	12/01/2026	500	498,985
Whiting (City of), IN (BP Products North America, Inc.), Series 2015, RB(a)(c)	4.40%	06/10/2031	250	255,638
				754,623
Iowa-1.70%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(a)	4.00%	12/01/2032	500	517,677
Kentucky-1.64%
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	500	499,611
Maryland-3.19%
Maryland Economic Development Corp. (Purple Line) (Green Bonds), Series 2022 A, RB(c)	5.00%	11/12/2028	500	513,087
Rockville (City of), MD (Ingleside at King Farm), Series 2017 A-1, Ref. RB	5.00%	11/01/2037	500	460,189
				973,276
Michigan-1.62%
Michigan (State of) Strategic Fund (Green Bonds), Series 2021, RB(a)(c)	4.00%	10/01/2026	500	495,124
New Jersey-3.50%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	500	531,620
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB	5.00%	06/01/2033	500	537,011
				1,068,631
See accompanying notes which are an integral part of this schedule.

Invesco Municipal Strategic Income ETF (IMSI)—(continued)
January 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-10.32%
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	$750	$771,255
New York City Municipal Water Finance Authority, Series 2015 BB-4, VRD RB(d)	3.20%	06/15/2050	300	300,000
New York Transportation Development Corp. (American Airlines, Inc.), Series 2021, Ref. RB(c)	3.00%	08/01/2031	500	459,231
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB(c)	6.00%	04/01/2035	1,000	1,124,033
Westchester County Local Development Corp., Series 2021, Ref. RB(b)	2.88%	07/01/2026	500	493,823
				3,148,342
North Dakota-1.30%
Ward (County of), ND (Trinity Obligated Group), Series 2017 C, RB	5.00%	06/01/2034	410	396,237
Ohio-2.23%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB	5.00%	06/01/2055	300	283,670
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC), Series 2017, RB(b)(c)	3.75%	01/15/2028	400	397,237
				680,907
Oregon-2.59%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB(c)	5.25%	07/01/2039	700	789,205
Pennsylvania-5.07%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB	5.00%	05/01/2033	525	569,081
Montgomery (County of), PA Industrial Development Authority (Constellation Energy), Series 2023 B, Ref. RB	4.10%	06/01/2029	400	411,171
Pennsylvania (State of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB(c)	5.50%	06/30/2038	500	567,329
				1,547,581
Puerto Rico-3.28%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2033	500	486,207
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2022 A, Ref. RB(b)	5.00%	07/01/2028	500	514,727
				1,000,934
South Carolina-1.77%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB(a)	5.25%	08/01/2031	500	538,996
Texas-8.99%
Harris County Industrial Development Corp. (Energy Transfer L.P.), Series 2023, Ref. RB(a)	4.05%	06/01/2033	250	255,082
Houston (City of), TX, Series 2023 A, Ref. RB, (INS - AGM)(c)(e)	5.25%	07/01/2048	500	541,580
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB(c)	4.00%	07/15/2041	500	453,073
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(b)(c)	4.63%	10/01/2031	500	496,945
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)), Series 2022 B3, RB	4.25%	10/01/2026	500	492,804
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes), Series 2016, RB(c)	5.00%	12/31/2045	500	501,847
				2,741,331
Utah-1.49%
Black Desert Public Infrastructure District, Series 2021 A, GO Bonds(b)	3.25%	03/01/2031	500	455,281
Virginia-6.57%
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), Series 2019 A, RB	5.00%	01/01/2034	500	470,494
Virginia (Commonwealth of) Small Business Financing Authority, Series 2022, RB(c)	4.00%	07/01/2032	500	504,436
Virginia Beach Development Authority, Series 2023 B-3, RB	5.38%	09/01/2029	1,000	1,030,391
				2,005,321
Washington-3.34%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2043	500	517,298
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	500	500,143
				1,017,441
Wisconsin-3.77%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2040	500	501,501
See accompanying notes which are an integral part of this schedule.

Invesco Municipal Strategic Income ETF (IMSI)—(continued)
January 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System), Series 2019, Ref. RB	5.00%	11/01/2046	$500	$408,433
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.00%	12/01/2027	235	239,637
				1,149,571
TOTAL INVESTMENTS IN SECURITIES(f)-97.39% (Cost $29,080,831)				29,711,112
OTHER ASSETS LESS LIABILITIES-2.61%				797,199
NET ASSETS-100.00%				$30,508,311

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
IDR	-Industrial Development Revenue Bonds
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $4,689,359, which represented 15.37% of the Fund’s Net Assets.
(c)	Security subject to the alternative minimum tax.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on January 31, 2024.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2024, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.